Accumulated other comprehensive income	6 Months Ended
Jun. 30, 2011
Accumulated other comprehensive income
Accumulated other comprehensive income
Note 19 Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income

2Q11 (CHF million)

Balance at beginning of period	(50)	(11,899)	77	(3,109)	(30)	(15,011)

Increase/(decrease)	2	(1,961)	15	0	0	(1,944)

Increase/(decrease) due to equity method investments	1	0	0	0	0	1

Reclassification adjustments, included in net income	(13)	2	(13)	26	3	5

Balance at end of period	(60)	(13,858)	79	(3,083)	(27)	(16,949)

1Q11 (CHF million)

Balance at beginning of period	(33)	(11,470)	117	(3,136)	(33)	(14,555)

Increase/(decrease)	2	(434)	(29)	0	0	(461)

Increase/(decrease) due to equity method investments	(5)	0	0	0	0	(5)

Reclassification adjustments, included in net income	(14)	5	(11)	27	3	10

Balance at end of period	(50)	(11,899)	77	(3,109)	(30)	(15,011)

2Q10 (CHF million)

Balance at beginning of period	(34)	(8,416)	115	(2,875)	(43)	(11,253)

Increase/(decrease)	23	543	12	(167)	0	411

Increase/(decrease) due to equity method investments	(25)	0	1	0	0	(24)

Reclassification adjustments, included in net income	0	2	1	23	3	29

Balance at end of period	(36)	(7,871)	129	(3,019)	(40)	(10,837)

6M11 (CHF million)

Balance at beginning of period	(33)	(11,470)	117	(3,136)	(33)	(14,555)

Increase/(decrease)	4	(2,395)	(14)	0	0	(2,405)

Increase/(decrease) due to equity method investments	(4)	0	0	0	0	(4)

Reclassification adjustments, included in net income	(27)	7	(24)	53	6	15

Balance at end of period	(60)	(13,858)	79	(3,083)	(27)	(16,949)

6M10 (CHF million)

Balance at beginning of period	(41)	(8,770)	110	(2,891)	(46)	(11,638)

Increase/(decrease)	23	762	12	(167)	0	630

Increase/(decrease) due to equity method investments	(18)	0	1	0	0	(17)

Reclassification adjustments, included in net income	0	2	6	39	6	53

Cumulative effect of accounting changes, net of tax	0	135	0	0	0	135

Balance at end of period	(36)	(7,871)	129	(3,019)	(40)	(10,837)